Matthew J. Guanci, Jr.
280 Trumbull Street
Hartford, CT 06103-3597
Main (860) 275-8200
Fax (860) 275-8299
mguanci@rc.com
Direct (860) 275-8244
Also admitted in Massachusetts
December 8, 2006
VIA ELECTRONIC SUBMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Valley National Gases Incorporated
Commission File No. 001-15191
Preliminary Proxy Materials
Ladies and Gentlemen:
     On behalf of Valley National Gases Incorporated (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Special Meeting of Shareholders, Proxy Statement and Proxy relating to a special meeting of shareholders of the Company. The Company anticipates releasing its definitive proxy materials to shareholders on or about December 22, 2006.
     Please call the undersigned if you have any questions or comments regarding this matter.
Very truly yours,
/s/ Matthew J. Guanci, Jr.
Matthew J. Guanci, Jr.

Attachments

cc:	Mr. William A. Indelicato
Valley National Gases Incorporated
Mr. James P. Hart
Valley National Gases Incorporated